Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Impact of New Accounting Pronouncements
21. Impact of New Accounting Pronouncements

In January 2015, the FASB issued ASU 2015-01, which eliminates the concept of extraordinary items from U.S. GAAP as part of its simplification initiative. The ASU does not affect disclosure guidance for events or transactions that are unusual in nature or infrequent in their occurrence.  The ASU is effective for fiscal years and, interim periods within those fiscal years, beginning after December 15, 2015. The ASU allows prospective or retrospective application. Early adoption is permitted if applied from the beginning of the fiscal year of adoption. The Company does not expect the adoption of ASU 2015-01 to have a material impact on the financial statements.

In February 2015, the FASB issued ASU 2015-02, which changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (VIE), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. It also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The new guidance excludes money market funds that are required to comply with Rule 2a-7 of the Investment Company Act of 1940 and similar entities from the U.S. GAAP consolidation requirements.  The new consolidation guidance is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2015. The Company does not expect the adoption of ASU 2015-02 to have a material impact on the financial statements.

In April 2015, the FASB issued ASU 2015-03, which intends to simplify the presentation of debt issuance costs.  This ASU is effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Subsequent to the issuance of ASU 2015-03, the SEC staff made an announcement regarding the presentation of debt issuance costs associated with line-of-credit arrangements, which was codified by the FASB in ASU 2015-15. The SEC staff guidance is effective upon adoption of ASU 2015-03.  The Company does not expect the adoption of ASU 2015-03 to have a material impact on the financial statements.

In April 2015, the FASB issued ASU 2015-04, which permits an entity with a fiscal year-end that does not fall on a month-end to measure defined benefit plan obligations and assets as of the month-end that is closest to the entity’s fiscal year-end, and apply that methodology consistently from year to year. The ASU also requires an entity to adjust the measurement of defined benefit plan obligations and assets to reflect contributions or significant events that occur between the month-end date used to measure defined benefit plan obligations and assets and the entity’s fiscal year-end.  This ASU is effective for public business entities for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.   The Company does not expect the adoption of ASU 2015-03 to have a material impact on the financial statements.

In April 2015, the FASB issued ASU 2015-05, which provides explicit guidance to help companies evaluate the accounting for fees paid by a customer in a cloud computing arrangement. The new guidance clarifies that if a cloud computing arrangement includes a software license, the customer should account for the license consistent with its accounting for other software licenses. If the arrangement does not include a software license, the customer should account for the arrangement as a service contract.  This ASU is effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. The Company does not expect the adoption of ASU 2015-05 to have a material impact on the financial statements.

In April 2015, the FASB issued ASU 2015-06, which requires a master limited partnership (MLP) to allocate earnings (losses) of a transferred business entirely to the general partner when computing earnings per unit (EPU) for periods before the dropdown transaction occurred. The EPU that the limited partners previously reported would not change as a result of the dropdown transaction. The ASU also requires an MLP to disclose the effects of the dropdown transaction on EPU for the periods before and after the dropdown transaction occurred.  The Company does not expect the adoption of ASU 2015-06 to have a material impact on the financial statements.

In July 2015, the FASB issued ASU 2015-11, which, for entities that do not measure inventory using the last-in, first-out (LIFO) or retail inventory method, changes the measurement principle for inventory from the lower of cost or market to lower of cost and net realizable value. The ASU also eliminates the requirement for these entities to consider replacement cost or net realizable value less an approximately normal profit margin when measuring inventory.  This ASU is effective for public business entities in fiscal years beginning after December 15, 2017.  The adoption of ASU 2015-11 is not expected to have a significant impact on the financial statements.

FASB ASU 2015-14 amends the effective dates of ASU 2014-09, Revenue from Contracts with Customers. The requirements are effective for annual periods and interim periods within fiscal years beginning after December 15, 2017. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The adoption of ASU 2015-14 is not expected to have a significant impact on the financial statements.

In September 2015, the FASB issued ASU 2015-16, which eliminates the requirement for an acquirer to retrospectively adjust the financial statements for measurement-period adjustments that occur in periods after a business combination is consummated. The ASU is effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2015. The adoption of ASU 2015-14 is not expected to have a significant impact on the financial statements.

In November 2015, the FASB issued ASU 2015-17, which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The ASU 2015-17 has been early adopted in the financial statements presented.  The impact is described in Note 13 to the financial statements.

In January 2016, the FASB issued ASU 2016-01, which will significantly change the income statement impact of equity investments, and the recognition of changes in fair value of financial liabilities when the fair value option is elected.  The ASU is effective for public business entities for interim and annual periods in fiscal years beginning after December 15, 2017. The adoption of ASU 2016-01 is not expected to have a significant impact on the financial statements.